Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		9 Months Ended
	Jun. 23, 2022	Sep. 30, 2022
Loss Contingencies [Line Items]
Loss contingency, lawsuit filing date		June 23, 2022
Loss contingency, name of plaintiff	Donovitz
Loss contingency, name of defendant	Haymaker Sponsor, LLC
Seeks monetary relief, exceeding amount	$ 1.0